Note 14 - Parent Company Financial Statements	12 Months Ended
Jun. 30, 2018
Notes to Financial Statements
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
NOTE
14—PARENT
COMPANY FINANCIAL STATEMENTS

The condensed financial information of Consumers Bancorp. Inc. (parent company only) follows:

	June 30, 2018	June 30, 2017
Condensed Balance Sheets
Assets
Cash	$46	$36
Securities, available-for-sale	1,622	1,651
Other assets	73	61
Investment in subsidiary	42,089	41,843
Total assets	$43,830	$43,591
Liabilities
Other liabilities	$69	$56
Shareholders’ equity	43,761	43,535
Total liabilities & shareholders’ equity	$43,830	$43,591

	Year Ended June 30, 2018	Year Ended June 30, 2017
Condensed Statements of Income and Comprehensive Income
Cash dividends from Bank subsidiary	$1,400	$1,065
Other income	39	51
Other expense	222	213
Income before income taxes and equity in undistributed net income of subsidiary	1,217	903
Income tax benefit	(52)	(53)
Income before equity in undistributed net income of Bank subsidiary	1,269	956
Equity in undistributed net income of subsidiary	2,312	2,038
Net income	$3,581	$2,994
Comprehensive income	$1,487	$1,050

	Year Ended June 30, 2018	Year Ended June 30, 2017
Condensed Statements of Cash Flows
Cash flows from operating activities
Net income	$3,581	$2,994
Equity in undistributed net income of Bank subsidiary	(2,312)	(2,038)
Securities amortization and accretion, net	(10)	(10)
Gain on sale of securities	—	(11)
Change in other assets and liabilities	12	6
Net cash flows from operating activities	1,271	941
Cash flows from investing activities
Proceeds from the sale of available-for-sale securities	—	357
Net cash flows from investing activities	—	357
Cash flows from financing activities
Dividend paid	(1,351)	(1,308)
Issuance of treasury stock for stock awards	90	—
Net cash flows from financing activities	(1,261)	(1,308)
Change in cash and cash equivalents	10	(10)
Beginning cash and cash equivalents	36	46
Ending cash and cash equivalents	$46	$36